Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ 4,835	$ 2,470	$ 12,432	$ 8,488
General and administrative	3,582	527	3,312	1,622
Total operating expenses	8,417	2,997	15,744	10,110
Other income (expense), net	8	63	125	492
Net loss	$ (8,409)	$ (2,934)	$ (15,619)	$ (9,618)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.92)	$ (0.40)	$ (1.95)	$ (1.59)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.92)	$ (0.40)	$ (1.95)	$ (1.59)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	9,095,711	7,292,773	8,017,976	6,066,928
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	9,095,711	7,292,773	8,017,976	6,066,928